Organization and Principal Activities (Details) - Schedule of Principal Activities	12 Months Ended
Dec. 31, 2023
Kang Fu International Medical Co., Limited (“Kang Fu”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)
Registered Location	Hong Kong
Percentage of ownership	100% by Meihua
Date of Incorporation	Oct. 13, 2015
Principal activities	Investment holding
Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)
Registered Location	Yangzhou
Percentage of ownership	100% by Kang Fu
Date of Incorporation	Dec. 24, 2001
Principal activities	Medical Equipment Sales
Jiangsu Yada Technology Group Co., Ltd. (“Yada”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)
Registered Location	Yangzhou
Percentage of ownership	100% by Huada
Date of Incorporation	Dec. 05, 1991
Principal activities	Medical Equipment Sales
Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)
Registered Location	Yangzhou
Percentage of ownership	100% by Yada
Date of Incorporation	Nov. 18, 2000
Principal activities	Medical Equipment Sales
Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	扬州光辉医疗科技有限公司 Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)* [1]
Registered Location	Yangzhou
Percentage of ownership	100% by Huadong
Date of Incorporation	Dec. 22, 2020
Principal activities	Medical Equipment Sales
Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	海南国械医疗科技有限公司 Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”)
Registered Location	Hainan
Percentage of ownership	55% by Kang Fu
Date of Incorporation	Oct. 07, 2021
Principal activities	Medical Equipment Sales
Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	海南瑞营科技有限公司 Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”)
Registered Location	Hainan
Percentage of ownership	51% by Huadong
Date of Incorporation	Oct. 25, 2023
Principal activities	Medical Equipment Sales

[1]	Guanghui is a subsidiary wholly owned by Huadong and was established in Yangzhou, China on December 22, 2020 with a registered capital of RMB1,000,000. Guanghui was dissolved on June 1, 2023.